Restatement	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restatement
Restatement

NOTE 2 - RESTATEMENT

The Company has restated its previously issued condensed consolidated balance sheet as of December 31, 2012,the condensed consolidated statements of operations for the three and nine months ended September 30, 2012 and the condensed consolidated statement of cash flows for the nine months ended September 30, 2012 to correct an error in its classification of certain common stock warrants as derivative instruments and to update its treatment of additional purchase price consideration recorded as acquisition related liabilities.

In December 2010, the Company granted certain warrants to purchase an aggregate of 9,000,000 shares of common stock. The Company initially classified these warrants as derivative instruments. During 2013, the Company reviewed the classification of these warrants and determined that they were exercisable into a fixed and determinable number of shares and should be classified as equity instruments. All prior periods have been restated to show the warrants as equity instruments. The effect of the correction resulted in an increase in previously reported additional paid-in capital and deficit accumulated during the development stage and an increase in previously reported pre-tax loss and net loss. The change in classification had no effect on net loss per share amounts for any period presented. The disclosures related to these warrants have been restated to reflect their classification as equity instruments.

In 2009 and 2010 the Company entered into purchase agreements to purchase certain assets and liabilities of Wowio, LLC, Drunk Duck and Spacedog Entertainment, Inc. (See Note 5). At the time of the respective acquisitions, the Company initially recorded additional purchase price consideration as acquisition related liabilities, which were to be paid based upon future revenues derived from the acquired assets. During 2013, the Company reviewed the treatment of the additional purchase price consideration recorded as acquisition related liabilities and in conjunction with its assessment of the recoverability of the related intangible assets acquired, determined that the acquisition related liabilities should be extinguished as of December 31, 2012. The 2012 condensed consolidated financial statements have been restated to show the effects of the extinguishment which resulted in a decrease in previously reported liabilities and deficit accumulated during the development stage and a reduction in the previously reported pre-tax loss, net loss and net loss per share. The disclosures related to previously reported additional purchase price consideration recorded as acquisition related liabilities have been updated to reflect this extinguishment.

The following table summarizes the corrections on each of the affected consolidated financial statement line items for each period presented.

	As Previously
Effects of Restatements	Reported	Adjustments	As Restated

Balance Sheet as of December 31,2012	645,387	(300,000)	345,387
Current portion of acquisition related liabilities
Acquisition related liabilities, net of current portion	1,854,962	(1,854,962)
Additional paid-in capital	19,394,141	40,000	19,434,141
Deficit accumulated during the development stage	(21,978,029)	2,114,962	(19,863,067)
Statement of Cash Flows for the Nine Months Ended September 30, 2012
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liability to equity	280,000	(280,000)	-

2. RESTATEMENT

The Company has restated its previously issued consolidated balance sheets as of December 31, 2012 and 2011 and the consolidated statements of operations, stockholders’ (deficit) equity and cash flows for the years ended December 31, 2012 and 2011 and for the period from June 29, 2009 (Inception) through December 31, 2012, to correct an error in its classification of certain common stock warrants as derivative instruments and to update its treatment of additional purchase price consideration recorded as acquisition related liabilities.

In December 2010, the Company granted certain warrants to purchase an aggregate of 9,000,000 shares of common stock. The Company initially classified these warrants as derivative instruments. During 2013, the Company reviewed the classification of these warrants and determined that they were exercisable into a fixed and determinable number of shares and should be classified as equity instruments. All prior periods have been restated to show the warrants as equity instruments. The effect of the correction resulted in an increase in previously reported additional paid-in capital and deficit accumulated during the development stage, a decrease in previously reported liabilities and an increase in previously reported pre-tax loss and net loss. The change in classification had no effect on net loss per share amounts for any period presented. The disclosures related to these warrants have been restated to reflect their classification as equity instruments.

In 2009 and 2010 the Company entered into purchase agreements to purchase certain assets and liabilities of Wowio, LLC, Drunk Duck and Spacedog Entertainment, Inc. (See Note 5). At the time of the respective acquisitions, the Company initially recorded additional purchase price consideration as acquisition related liabilities, which were to be paid based upon future revenues derived from the acquired assets. During 2013, the Company reviewed the treatment of the additional purchase price consideration recorded as acquisition related liabilities and in conjunction with its assessment of the recoverability of the related intangible assets acquired, determined that the acquisition related liabilities should be extinguished as the likelihood of paying those amounts was remote as of December 31, 2012. The December 31, 2012 consolidated financial statements have been restated to show the effects of the extinguishment which resulted in a decrease in previously reported liabilities and deficit accumulated during the development stage and a reduction in the previously reported pre-tax loss, net loss and net loss per share. The disclosures related to previously reported additional purchase price consideration recorded as acquisition related liabilities have been updated to reflect this extinguishment.

The table below summarizes the corrections on each of the affected consolidated financial statement line items for each period presented.

	As Previously
Effects of Restatements	Reported	Adjustments	As Restated
Statement of Stockholders' (Deficit) Equity for the Year Ended December 31, 2010
Additional paid-in capital	-	2,000,000	2,000,000
Balance Sheet as of December 31, 2011
Derivative liabilities	280,000	(280,000)	-
Additional paid-in capital			11,005,391
Deficit accumulated during the development stage	(10,569,780)	(40,000)	(10,609,780)
Statement of Operations for the Year Ended December 31, 2011
Change in fair value of derivative liabilities	40,000	(40,000)	-
Net loss	(4,992,592)	(40,000)	(5,032,592)
Statement of Stockholders' (Deficit) Equity for the Year Ended December 31, 2011
Reclassification of derivative liability related to exercise of warrants	1,680,000	(1,680,000)	-
Net loss	(4,992,592)	(40,000)	(5,032,592)
Statement of Cash Flows for the Year Ended December 31, 2011
Cash flows from operating activities:
Net loss	(4,992,592)	(40,000)	(5,032,592)
Adjustments to reconcile net loss to net cash provided used in operating activities:
Change in fair value of derivative liabilities	(40,000)	40,000	-
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liability related to exercise of warrants	1,680,000	(1,680,000)	-
Balance Sheet as of December 31, 2012
Current portion of acquisition related liabilities	645,387	(300,000)	345,387
Acquisition related liabilities, net of current portion	-	(1,854,962)	-
Additional paid-in capital	19,394,141	40,000	19,434,141
Deficit accumulated during the development stage	(21,978,029)	2,114,962	(19,863,067)
Statement of Operations for the Year Ended December 31, 2012
Net impairment of intangible assets and extinguishment of acquisition related liabilities	1,393,131	(2,154,962)	(761,831)
Net loss	(11,408,249)	2,154,962	(9,253,287)
Basic and diluted net loss per common share	(0.06)	0.01	(0.05)
Statement of Stockholders' (Deficit) Equity for the Year Ended December 31, 2012
Reclassification of derivative liability to equity	280,000	(280,000)	-
Net loss	(11,408,249)	2,154,962	(9,253,287)
Statement of Cash Flows for the Year Ended December 31, 2012
Net loss	(11,408,249)	2,154,962	(9,253,287)
Net impairment of intangible assets and extinguishment of acquisition related liabilities	1,393,131	(2,154,962)	(761,831)
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liability to equity	280,000	(280,000)	-
Statement of Operations for the Period From June 29, 2009 (Inception) Through December 31, 2012
Net impairment of intangible assets and extinguishment of acquisition related liabilities	3,113,360	(2,154,962)	958,398
Change in fair value of derivative liabilities	40,000	(40,000)	-
Loss before income tax benefit	(22,938,029)	2,114,962	(20,823,067)
Net loss	(21,978,029)	2,114,962	(19,863,067)
Statement of Cash Flows for the Period From June 29, 2009 (Inception) Through December 31, 2012
Cash flows from operating activities:
Net loss	(21,978,029)	2,114,962	(19,863,067)
Adjustments to reconcile net loss to net cash provided used in operating activities:
Change in fair value of derivative liabilities	(40,000)	40,000	-
Net impairment of intangible assets and extinguishment of acquisition related liabilities	3,113,360	(2,154,962)	958,398
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liability related to exercise of warrants	1,680,000	(1,680,000)	-
Reclassification of derivative liability to equity	280,000	(280,000)	-